Stock-Based Compensation - Schedule of Options Outstanding (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Beginning balance	21,000,000	24,000,000
Number of options, Granted	0	0
Number of options, Exercised	(1,000,000)	(3,000,000)
Number of options' Expired		0
Number of options' Forfeited	0	0
Number of options, Ending balance | shares	20	21
Number of options, Exercisable, Ending balance	10,000,000	8,000,000
Weighted average exercise price, Beginning balance	$ 22.09	$ 21.74
Weighted average exercise price, Granted	0	0
Weighted average exercise price, Exercised	16.15	18.34
Weighted average exercise price, Expired	24.63	24.73
Weighted average exercise price, Forfeited	23.96	23.96
Weighted average exercise price, Ending balance	22.42	22.09
Weighted average exercise price, Exercisable, Ending balance	$ 20.91	$ 18.94